Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment information
Summary of operating segment information

	2022
			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
Revenue	1,367,653	451,383	1,819,036	(43,609)	1,775,427
Cost of sales	(396,095)	(138,199)	(534,294)	33,768	(500,526)
Gross profit	971,558	313,184	1,284,742	(9,841)	1,274,901
Selling expenses	(516,169)	(148,845)	(665,014)	—	(665,014)
Segment profit	455,389	164,339	619,728	(9,841)	609,887
General and administrative expenses	—	—	—	—	(338,262)
Other income, net	—	—	—	—	23,904
Operating profit	—	—	—	—	295,529
Finance income	—	—	—	—	445,237
Finance costs	—	—	—	—	(638,483)
Share of loss of equity-accounted investees	—	—	—	—	(34,365)
Profit before income taxes	—	—	—	—	67,918
Income taxes expense	—	—	—	—	(28,429)
Net profit for the year	—	—	—	—	39,489

Other disclosures
Depreciation and amortization	244,811	32,647	277,458	—	277,458
Investments in associates and joint ventures	111,631	—	111,631	—	111,631
Capital expenditures	148,491	33,401	181,892	(1,724)	180,168

	2021
			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
Revenue	935,999	296,075	1,232,074	—	1,232,074
Cost of sales	(228,474)	(65,933)	(294,407)	—	(294,407)
Gross profit	707,525	230,142	937,667	—	937,667
Selling expenses	(396,369)	(99,929)	(496,298)	—	(496,298)
Segment profit	311,156	130,213	441,369	—	441,369
General and administrative expenses	—	—	(328,643)	—	(328,643)
Other income, net	—	—	16,673	—	16,673
Operating profit	—	—	129,399	—	129,399
Finance income	—	—	91,212	—	91,212
Finance costs	—	—	(372,086)	—	(372,086)
Share of loss of equity-accounted investees	—	—	(22,182)	—	(22,182)
Loss before income taxes	—	—	(173,657)	—	(173,657)
Income taxes benefit	—	—	15,574	—	15,574
Net loss for the year	—	—	(158,083)	—	(158,083)

Other disclosures
Depreciation and amortization	177,564	17,321	194,885	—	194,885
Investments in associates and joint ventures	126,873	—	126,873	—	126,873
Capital expenditures	186,846	24,550	211,396	—	211,396

	2020
			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
Revenue	841,145	160,565	1,001,710	—	1,001,710
Cost of sales	(190,893)	(30,237)	(221,130)	—	(221,130)
Gross profit	650,252	130,328	780,580	—	780,580
Selling expenses	(309,816)	(62,453)	(372,269)	—	(372,269)
Segment profit	340,436	67,875	408,311	—	408,311
General and administrative expenses	—	—	(270,558)	—	(270,558)
Other income, net	—	—	(2,258)	—	(2,258)
Operating profit	—	—	135,495	—	135,495
Finance income	—	—	45,211	—	45,211
Finance costs	—	—	(142,013)	—	(142,013)
Share of loss of equity-accounted investees	—	—	409	—	409
Profit before income taxes	—	—	39,102	—	39,102
Income taxes expense	—	—	(22,322)	—	(22,322)
Net profit for the year	—	—	16,780	—	16,780

Other disclosures
Depreciation and amortization	118,416	9,039	127,455	—	127,455
Investments in associates and joint ventures	9,654	—	9,654	—	9,654
Capital expenditures	95,672	11,977	107,649	—	107,649

Summary of allocation of assets and liabilities by operating segment

			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
As of December 31, 2022
Total assets	5,259,238	552,499	5,811,737	(58,329)	5,753,408
Total liabilities	3,762,867	151,440	3,914,307	(58,329)	3,855,978

As of December 31, 2021
Total assets	5,637,667	378,520	6,016,187	(26,068)	5,990,119
Total liabilities	4,048,511	92,442	4,140,953	(26,068)	4,114,885